Earnings/(Loss) per Common Share - Earnings/(Loss) per share, basic and diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss) attributable to Navios Holdings common stockholders	$ 116,686	$ (192,961)	$ (192,110)
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(5,127)	(5,144)	(7,178)
Plus:
Tender Offer — Redemption of preferred stock Series G and H including $16,863 of undeclared preferred dividend cancelled	0	0	45,680
Gain from eliminated dividend on preferred stock due to conversion	0	166	0
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted	$ 111,559	$ (197,939)	$ (153,608)
Denominator:
Denominator for basic earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	16,168,329	12,896,568	12,356,024
Basic earnings/ (loss) per share attributable to Navios Holdings commonstockholders	$ 6.90	$ (15.35)	$ (12.43)
Denominator for diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	16,553,011	12,896,568	12,356,024
Diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders	$ 6.74	$ (15.35)	$ (12.43)